Note 9 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2023 USD ($)
2024	$ 31,200,000
2025	34,750,000
2026	9,050,000
2027	26,350,000
2028	2,600,000
Thereafter	27,050,000
Total	$ 131,000,000